Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Income Tax [Line Items]
Income tax expense recognized		$ 72,000	$ 7,000	$ (101,000)
Excess tax benefits from stock-based compensation	3,412,000	3,412,000
Research and development carryforwards		12,739,000	12,044,000
Deferred tax assets valuation allowance increase (Decrease)		15,026,000	17,110,000
Cumulative tax deductions for periods of net loss from exercises of stock options		3,915,000			3,915,000
Recognized interest and penalty related to unrecognized tax benefit		0	0	0
Federal Income Tax
Income Tax [Line Items]
Net operating loss carryforwards		259,168,000	233,170,000	187,752,000
Research and development carryforwards		13,468,000	12,773,000	10,762,000
Net operating loss carry forwards expire period		2024
Research and development tax credit carryforward expiration period		2021
State Income Tax Credits
Income Tax [Line Items]
Net operating loss carryforwards		244,994,000	219,792,000	176,296,000
Research and development carryforwards		587,000	587,000	587,000
Net operating loss carry forwards expire period		2019
Research and development tax credit carryforward expiration period		2021
2010
Income Tax [Line Items]
Increase (decrease) in taxable income		15,064,000			15,064,000
2011
Income Tax [Line Items]
Increase (decrease) in taxable income		(1,076,000)			(1,076,000)
2012
Income Tax [Line Items]
Increase (decrease) in taxable income		$ (13,988,000)			$ (13,988,000)